CONVERTIBLE PROMISSORY NOTES AND WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
SCHEDULE OF CONVERTIBLE NOTES

Convertible Notes, Net of Debt Discount
Balance, December 31, 2021	$26,065
Principal of Convertible Notes issued - Original securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,479,421)
Debt accretion	2,763,749
Debt extinguishment	(338,181)
Balance, December 31, 2022	2,751,633
Debt accretion on Original securities	1,835,741
Debt extinguishment	(4,587,374)
Principal of Convertible Notes issued - New securities	19,058,426
Debt discount	(19,058,426)
Debt accretion on New Securities	5,451,150
Debt accretion associated with Mandatory Default Amount	7,258,256
Conversion of debt	(85,486)
Balance, June 30, 2023	$12,623,920

	June 30, 2023	December 31, 2022
Convertible notes - total principal	$18,824,730	$14,432,996
Mandatory Default Amount	7,258,256	-
Unamortized issuance costs and discount	(13,459,066)	(11,681,363)
Convertible Notes, Net of Debt Discount	$12,623,920	$2,751,633

	June 30, 2023	December 31, 2022
Current portion	$12,316,495	$-
Non-current portion	307,425	2,751,633
Convertible Notes, Net of Debt Discount	$12,623,920	$2,751,633

Balance, December 31, 2020	$-
Convertible notes issued - original securities	1,174,945
Issuance costs	(105,745)
Debt discount	(964,153)
Debt accretion	90,611
Extinguishment of debt in connection with December 2021 Exchange Agreements	(195,658)
Convertible notes issued - new securities	7,456,039
Issuance costs	(671,044)
Debt discount	(6,784,995)
Debt accretion	26,065
Balance, December 31, 2021	$26,065
Convertible notes issued - new securities	7,315,138
Issuance costs	(535,717)
Debt discount	(6,479,421)
Debt accretion	2,763,749
Debt extinguishment	(338,181)
Balance, December 31, 2022	$2,751,633

SCHEDULE OF CONVERTIBLE NOTES NET OF DEBT DISCOUNT

	June 30, 2023	December 31, 2022
Convertible notes - total principal	$18,824,730	$14,432,996
Mandatory Default Amount	7,258,256	-
Unamortized issuance costs and discount	(13,459,066)	(11,681,363)
Convertible Notes, Net of Debt Discount	$12,623,920	$2,751,633

	June 30, 2023	December 31, 2022
Current portion	$12,316,495	$-
Non-current portion	307,425	2,751,633
Convertible Notes, Net of Debt Discount	$12,623,920	$2,751,633

	December 31, 2022	December 31, 2021
Convertible notes - total principal	$14,432,996	$7,482,104
Unamortized issuance costs and discount	(11,681,363)	(7,456,039)
Convertible Notes, Net of Debt Discount	$2,751,633	$26,065

O I D Convertible Notes [Member]
Short-Term Debt [Line Items]
SCHEDULE OF CONVERTIBLE NOTES

The following table summarizes supplemental balance sheet information related to the OID Convertible Notes, net of debt discount outstanding, as of June 30, 2023, and December 31, 2022:

OID Convertible Notes, Net of Debt Discount
Balance, December 31, 2022	$-
Issuance of convertible notes	3,781,335
Issuance cost	(697,202)
Debt discounts	(3,084,133)
Debt accretion	150,086
Balance, June 30, 2023	$150,086

SCHEDULE OF CONVERTIBLE NOTES NET OF DEBT DISCOUNT

	June 30, 2023	December 31, 2022
OID Convertible Notes - total principal	$3,781,335	$-
Unamortized issuance costs and discount	(3,631,249)	-
OID Convertible Notes, Net of Debt Discount	$150,086	$-

	June 30, 2023	December 31, 2022
Current portion	$150,086	$-
Non-current portion	-	-
OID Convertible Notes, Net of Debt Discount	$150,086	$-